Fair Value Measurements (Reconciliation of Activity for Retained Interest on a Net Basis) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)
Notes to Financial Statements
Balance at beginning of period	$ 112,048	¥ 4,293,000	¥ 10,966,000
Included in net income attributable to Ricoh Company, Ltd.	9,904
Included in other comprehensive income (loss)	301
Sales, collections and repurchases, net	22,771	1,523,000
Balance at end of period		¥ 5,816,000	¥ 10,966,000